UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:		200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	November 2, 2000


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	309,539



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
A.S.V. INC.                     COM   001963107      2396    186080 SH         SOLE          SOLE
ABBOTT LABORATORIES, INC.       COM   002824100       285      5998 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     38447       597 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      4631      2237 SH         SOLE          SOLE
BIOPURE CORPORATION             COM   09065H105       289     16000 SH         SOLE          SOLE
CPI CORP.                       COM   125902106      3831    180300 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      6900    125174 SH         SOLE          SOLE
COMCAST CORPORATION             COM   200300101     14829    362225 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     29686    549740 SH         SOLE          SOLE
EXXON CORP.                     COM   302290101       223      2500 SH         SOLE          SOLE
FEDEX CORPORATION               COM   31428X106     14770    333100 SH         SOLE          SOLE
FEDERAL NAT'L MORT. ASSOC.      COM   313586109       391      5475 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108       464     28137 SH         SOLE          SOLE
FREDDIE MAC                     COM   313400301     25660    474631 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103      1575     27300 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     26568    716837 SH         SOLE          SOLE
HILLENBRAND INDUSTRIES, INC.    COM   431573104      6323    141305 SH         SOLE          SOLE
HOME DEPOT INC.                 COM   437076102       396      7470 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   87924V507      9275    513585 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     23605    155553 SH         SOLE          SOLE
MODIS PROFESSIONAL SERVICES     COM   607830106      1100    212000 SH         SOLE          SOLE
NORFOLK SOUTHERN CORP.          COM   655844108       153     10470 SH         SOLE          SOLE
ON COMMAND CORP.                COM   682160106      2001    162900 SH         SOLE          SOLE
ROGERS COMMUNICATIONS, CLASS B  COM   775109200      6635    280090 SH         SOLE          SOLE
SEAGRAM CO. LTD.                COM   811850106     10063    175200 SH         SOLE          SOLE
SERVICEMASTER COMPANY           COM   817615107     21337   2160663 SH         SOLE          SOLE
ST. JOE PAPER COMPANY           COM   790148100       185      6667 SH         SOLE          SOLE
TRIZEC HAHN CORP.               COM   896938107     18800   1118209 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       245      4320 SH         SOLE          SOLE
WASHINGTON POST CO. B           COM   939640108       670      1270 SH         SOLE          SOLE
WELLS FARGO                     COM   949740104     26176    569820 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1029      4100 SH         SOLE          SOLE
WORLDCOM INC                    COM   98157D106     10601    348990 SH         SOLE          SOLE
                                                   309539